JPMorgan Hedged Equity 2 Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	46 Months Ended	60 Months Ended	76 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.16%	14.53%	13.68%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	3.05%	2.47%	2.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.55%	6.32%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.19%	7.30%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.03%	8.10%
Performance Inception Date	Feb. 26, 2021
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.81%	7.48%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.82%	6.18%